Income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income tax
Income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Profit		¥ (27,046)	$ (3,811)	¥ (134,251)	¥ (204,094)
Composition of income tax expenses/(benefits):
Current income tax | ¥		243			3
Deferred income tax		(271)	(38)	(918)	(585)
Total income tax expense (benefit)		¥ (28)	$ (4)	¥ (918)	¥ (582)
PRC
Income tax
Income tax rate (as a percent)		25.00%	25.00%
Preferential Tax Rate		15	15
Number of years to enjoy preferential tax rate		P3Y	P3Y
First Two Million | Hong Kong
Income tax
Income tax rate (as a percent)	8.25%
Profit	$ 2
Above Two Million | Hong Kong
Income tax
Income tax rate (as a percent)	16.50%
Profit	$ 2